PROSPECTUS

May 1, 2009

(Supplemented on September 30, 2009)

SUNAMERICA SERIES TRUST
(Class 3 Shares)

•  American Funds Growth SAST Portfolio

•  American Funds Global Growth SAST Portfolio

•  American Funds Growth-Income SAST Portfolio

•  American Funds Asset Allocation SAST Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SunAmerica Series Trust

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SunAmerica Series Trust

A Quick Note about the Portfolios

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. It provides you with an overview of SunAmerica Series Trust (the “Trust”) and four of its separate investment series (“Portfolios”) and their investment goals and principal investment strategies.

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp. (“SAAMCo”). “You” and “your” as used in this Prospectus refer to contract holders who invest in the Portfolios indirectly through their variable insurance contracts. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a variable insurance contract from one of the life insurance companies. This Prospectus offers Class 3 shares of each Portfolio.

You should be aware that the variable insurance contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a variable insurance contract and the Portfolios available to you in the prospectus that offers the variable insurance contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for variable insurance contracts through the various life insurance companies. Nevertheless, the Trust’s Board of Trustees (the “Board”) intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investments in a Portfolio. If that were to occur, the Portfolio might be forced to redeem some of its shares in the Master Fund in which it invests (as described under “Master-Feeder Mutual Fund Structure”); the Master Fund might in turn be forced to sell portfolio securities at disadvantageous prices.

Introduction to the American Funds SAST Portfolios

This Prospectus provides information about four Portfolios offered by the Trust. The following sections summarize key information about the Portfolios, including information regarding their investment goals, principal investment strategies, principal risks, performance and fees. Each Portfolio’s investment goal can be changed without shareholder approval. Use the Portfolio summaries to compare each Portfolio with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in “Portfolio Details” herein.

The Portfolio summaries contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its goal or that a Portfolio’s performance will be positive for any period of time.

Reading the Prospectus will help you to decide whether one of these Portfolios is the right investment for you. You should keep this Prospectus for future reference. Additionally, because these Portfolios are feeder funds in a master-feeder mutual fund structure, as described below, it is important that you read the enclosed Master Fund (as such term is defined below) prospectus which is provided to you along with this Prospectus.

Master-Feeder Mutual Fund Structure

Each Portfolio described in this Prospectus operates as a “feeder fund,” which means it does not buy individual securities directly. Instead, it invests all or substantially all of its investment assets in another mutual fund, the “master fund,” which invests directly in individual securities. Each such master fund (each a “Master Fund” and, collectively, the “Master Funds”) is a portfolio offered by American Funds Insurance Series® (“American Funds®”). Therefore, each Portfolio has the same investment goal and limitations as its corresponding Master Fund in which it invests and the investment return of each Portfolio corresponds directly to that of its Master Fund. The differences in investment goals and policies among each of the four Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject.

As feeder funds, the Portfolios do not pay their investment adviser for portfolio management services because each Portfolio’s assets are invested in its respective Master Fund’s portfolio, which is managed by Capital Research and Management Company (“Capital Research”), the Master Funds’ investment adviser. Under the master-feeder structure, however, each Portfolio may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Portfolio in another pooled investment entity (i.e., another master fund); (2) electing to have SAAMCo, the Portfolios’ investment manager, manage the Portfolio either directly or with a subadviser under the Trust’s investment advisory and management agreement with SAAMCo; or (3) taking any other appropriate action. The Trust has entered into an investment advisory and management agreement with SAAMCo pursuant to which SAAMCo will provide the services set forth below so long as a Portfolio is a “feeder fund” investing into a Master Fund and provides that SAAMCo will

SunAmerica Series Trust

provide portfolio management for a Portfolio if the Portfolio ceases to operate as a “feeder fund.”

SAAMCo currently is waiving a portion of its advisory fee for each Portfolio because it is not providing portfolio management services to the Portfolios. If a Portfolio were to withdraw its entire investment from its corresponding Master Fund and the Board approved SAAMCo as the investment manager for the Portfolio, SAAMCo would provide portfolio management services to the Portfolio, the current fee waiver would terminate and SAAMCO would receive its full contractual advisory fee for that Portfolio, effectively increasing the advisory fee payable by the Portfolio, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between SAAMCo and the Trust at that time. See “Investment Manager to the Portfolios” for a more complete discussion of the advisory fee arrangements.

SAAMCo will provide those services for the Portfolios that are normally provided by a fund’s investment adviser with the exception of portfolio management. Such services will include, but are not limited to, monitoring the ongoing investment performance of the Master Funds, monitoring the Portfolios’ other service providers, facilitating the distribution of Master Fund shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Portfolios with respect to their investment in the corresponding Master Funds.

Investment of each Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its entire investment from its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

The Board considered that the Portfolios will bear their own portfolio expenses as well as their pro rata share of each Portfolio’s corresponding Master Fund fees and expenses. Because each Portfolio invests all or substantially all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of both the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other Trust portfolios and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom, like each Portfolio, will pay their proportionate share of the Master Fund’s expenses. The expenses and, correspondingly, the returns of other shareholders of the Master Funds may differ from those of the Portfolios. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Master Fund shareholder, including the Portfolios.

Information about the Master Funds and Capital Research is provided with their permission and is based on information provided by Capital Research or derived from American Funds.

Portfolios and Master Funds

Each Master Fund is a portfolio offered by American Funds. Each Portfolio’s corresponding Master Fund is listed below:

American Funds
Trust Feeder Fund	Master Fund

American Funds Growth SAST Portfolio	American Funds Growth Fund
American Funds Global Growth SAST Portfolio	American Funds Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds Asset Allocation Fund

This Prospectus explains the investment goal, risks and strategy of each of the Portfolios of the Trust, which correspond to each Portfolio’s respective Master Fund, offered in this Prospectus. Your copy of the Master Funds’ prospectus also explains each Master Fund’s investment goal, strategies and risks.

SunAmerica Series Trust

American Funds Growth SAST Portfolio

Investment Goal and Principal Strategies

The Portfolio’s investment goal is growth. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth Fund (the “Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund seeks to make shareholders’ investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment goal, the Master Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

The Master Growth Fund is designed for investors seeking capital appreciation principally through investment in stocks. Investors in the Portfolio should have a long-term perspective and be able to tolerate potentially sharp, short-term declines in value as the growth-oriented, equity-type securities generally purchased by the Master Growth Fund may involve large price swings and potential for loss.

Investment of the Portfolio’s assets in the Master Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Growth Fund.

Principal Risks of Investing in the Portfolio

The following section describes the principal risks of the Portfolio, while the section entitled “Portfolio Details – Additional Information about Investments, Investment Techniques and Risks” describes various additional risks.

Risks of Investing in Equity Securities
The Portfolio invests primarily (through its investment in the Master Growth Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions – for example, “value” stocks may perform well in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Growth Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks
Growth stocks are historically volatile, which will affect the Master Growth Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risks of Investing Internationally
The Master Growth Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Smaller Companies
Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies.

Master-Feeder Structure
Other “feeder” funds may also invest in the Master Growth Fund. As shareholders of the Master Growth Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Growth Fund. Feeder funds with a greater pro rata ownership in the Master Growth Fund could have effective voting control of the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Portfolio.

Additional Principal Risks
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Growth Fund’s prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Growth Fund also are available free of charge upon request.

Performance

The performance in the bar chart and table below provide some indication of the risks of investing in the Portfolio. Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future. The bar chart reflects the performance of the Class 3 shares of the Portfolio. The table shows the average

SunAmerica Series Trust

American Funds Growth SAST Portfolio (continued)

annual total returns of Class 3 shares of the Portfolio for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class 3 Shares
(Year Ended December 31)

Best Quarter:  8.78% – 2nd Qtr. of 2007

Worst Quarter:  –26.16% – 4th Qtr. of 2008

Average Annual Total Returns
as of December 31, 2008:

		Since
	1 Year	Inception(1)

Class 3 shares	–44.19%	–16.01%
S&P 500 Index(2)	–37.00%	–12.75%

(1)	Inception date for Class 3 is September 1, 2006.

(2)	The Standard and Poor’s (“S&P”) 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. The Portfolio’s annual operating expenses do not reflect the Separate Account fees charged in the variable insurance contracts in which the Portfolios are offered. Please see your variable insurance contract prospectus for more details on the Separate Account fees.

Master-Feeder
Total
Expenses(1),(2),(3),(4)
Class 3

Management Fees	1.17% (5)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.10%

Total Annual Portfolio Operating Expenses	1.52%

Less Fee Waiver/ Reimbursement	0.60% (5)

Net Annual Portfolio Operating Expenses	0.92% (6)

(1)	Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.85%; Distribution and/or Service (12b-1) Fee: 0.25%; Other Expenses: 0.09%; Total Annual Portfolio Operating Expenses: 1.19%; Net Annual Portfolio Operating Expenses: 0.62%.

(2)	Effective December 31, 2008, Capital Research, the Master Fund’s investment adviser, terminated the waiver of a portion of its management fee. Management Fees and Total Annual Portfolio Operating Expenses do not reflect this waiver.

(3)	Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.32%; Distribution and/or Service (12b-1) Fee: None; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.33%.

(4)	Pursuant to an agreement among Capital Research, SunAmerica Capital Services, Inc. (the “Distributor”), SunAmerica Annuity and Life Assurance Company (“SAAL”), First Sun America Life Insurance Company (“FSA”) and American Funds Distributors, Inc., (“AFD”), SAAL and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by SAAL or FSA through investment by the Portfolio in the Master Fund.

(5)	SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

(6)	SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio’s expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and maintain the foregoing voluntary expense limitations.

SunAmerica Series Trust

American Funds Growth SAST Portfolio (continued)

Example(1)

This Example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years

Class 3 shares*	$94	$293	$509	$1,131

(1)	The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

SunAmerica Series Trust

American Funds Global Growth SAST Portfolio

Investment Goal and Principal Strategies

The Portfolio’s investment goal is growth. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund (the “Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund seeks to make shareholders’ investments grow over time by investing primarily in common stocks of companies located around the world, including companies located in emerging markets. The Master Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Portfolio should have a long-term perspective and be able to tolerate potentially sharp, short-term declines in value as the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss.

Investment of the Portfolio’s assets in the Master Global Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Global Growth Fund.

Principal Risks of Investing in the Portfolio

The following section describes the principal risks of the Portfolio, while the section entitled “Portfolio Details – Additional Information about Investments, Investment Techniques and Risks” describes various additional risks.

Risks of Investing in Equity Securities
The Portfolio invests primarily (through its investment in the Master Global Growth Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions – for example, “value” stocks may perform well in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Global Growth Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks
Growth stocks are historically volatile, which will affect the Master Global Growth Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risks of Investing Internationally
The Master Global Growth Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Emerging Market Countries
The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Master-Feeder Structure
Other “feeder” funds may also invest in the Master Global Growth Fund. As shareholders of the Master Global Growth Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Global Growth Fund. Feeder funds with a greater pro rata ownership in the Master Global Growth Fund could have effective voting control operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Portfolio.

Additional Principal Risks
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Global Growth Fund’s prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Global Growth Fund also are available free of charge upon request.

Performance

The performance in the bar chart and table on the next page provide some indication of the risks of investing in the Portfolio. Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future. The bar chart reflects the performance of Class 3 shares of the Portfolio. The table shows the average annual total returns of Class 3 shares of the Portfolio for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be

SunAmerica Series Trust

American Funds Global Growth SAST Portfolio (continued)

imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns — Class 3 Shares
(Year Ended December 31)

Best Quarter:  7.16% – 2nd Qtr. of 2007

Worst Quarter:  –20.11% – 4th Qtr. of 2008

Average Annual Total Returns
as of December 31, 2008:

		Since
	1 Yr	Inception(1)

Class 3 shares	–38.62%	–10.81%
MSCI World Index(2)	–40.71%	–13.71%

(1)	Inception date for Class 3 is September 1, 2006.

(2)	The Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that measures equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding Class 3 shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. The Portfolio’s annual operating expenses do not reflect the Separate Account fees charged in the variable insurance contracts in which the Portfolios are offered. Please see your variable insurance contract prospectus for more details on the Separate Account fees.

	Master-Feeder
	Total
	Expenses(1),(2),(3),(4)
	Class 3

Management Fees	1.48%	(5)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.12%	(6)

Total Annual Portfolio Operating Expenses	1.85%

Less Fee Waiver/Reimbursement	0.70%	(5)

Net Annual Portfolio Operating Expenses	1.15%	(6)

(1)	Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.95%; Distribution and/or Service (12b-1) Fee: 0.25%; Other Expenses: 0.10%; Total Annual Portfolio Operating Expenses: 1.30%; Net Annual Portfolio Operating Expenses: 0.65%.

(2)	Effective December 31, 2008, Capital Research, the Master Fund’s investment adviser, terminated the waiver of a portion of its management fee. Management Fees and Total Annual Portfolio Operating Expenses do not reflect this waiver.

(3)	Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: None; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.55%.

(4)	Pursuant to an agreement among Capital Research, the Distributor, SAAL, FSA and AFD, SAAL and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by SAAL or FSA through investment by the Portfolio in the Master Fund.

(5)	SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.70% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

(6)	SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio’s expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and maintain the foregoing voluntary expense limitations.

SunAmerica Series Trust

American Funds Global Growth SAST Portfolio (continued)

Example(1)

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of the Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years

Class 3 shares*	$117	$365	$633	$1,398

(1)	The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

SunAmerica Series Trust

American Funds Growth-Income SAST Portfolio

Investment Goal and Principal Strategies

The Portfolio’s investment goal is growth and income. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund (the “Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund seeks to make investors’ investments grow and provide them with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index. The Master Growth-Income Fund may also invest in bonds.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Investment of the Portfolio’s assets in the Master Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Growth-Income Fund.

Principal Risks of Investing in the Portfolio

The following section describes the principal risks of the Portfolio, while the section entitled “Portfolio Details – Additional Information about Investments, Investment Techniques and Risks” describes various additional risks.

Risks of Investing in Equity Securities
The Portfolio invests primarily (through its investment in the Master Growth-Income Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions – for example, “value” stocks may perform well in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Growth-Income Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks
Growth stocks are historically volatile, which will affect the Master Growth-Income Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risks of Investing Internationally
The Master Growth-Income Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Bonds
The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Master Growth-Income Fund is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Master Growth-Income Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Interest Rate Fluctuation Risk
The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Credit Quality Risk
The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

Master-Feeder Structure
Other “feeder” funds may also invest in the Master Growth-Income Fund. As shareholders of the Master Growth-Income Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Growth-Income Fund. Feeder funds with a greater pro rata ownership in the Master Growth-Income Fund could have effective voting control operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Portfolio.

SunAmerica Series Trust

American Funds Growth-Income SAST Portfolio (continued)

Additional Principal Risks
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Growth-Income Fund’s prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Growth-Income Fund also are available free of charge upon request.

Performance

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Portfolio. Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future. The bar chart reflects the performance of Class 3 shares of the Portfolio. The table shows the average annual total returns of Class 3 shares of the Portfolio for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class 3 Shares
(Year Ended December 31)

Best Quarter:  7.09% – 2nd Qtr. of 2007

Worst Quarter:  –22.06% – 4th Qtr. of 2008

Average Annual Total Returns
as of December 31, 2008:

		Since
	1 Year	Inception(1)

Class 3 shares	–38.05%	–14.27%
S&P 500 Index(2)	–37.00%	–12.75%

(1)	Inception of Class 3 is September 1, 2006.

(2)	The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding Class 3 shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. The Portfolio’s annual operating expenses do not reflect the Separate Account fees charged in the variable insurance contracts in which the Portfolios are offered. Please see your variable insurance contract prospectus for more details on the Separate Account fees.

Master-Feeder
Total
Expenses(1),(2),(3),(4)
Class 3

Management Fees	1.12% (5)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.10%

Total Annual Portfolio Operating Expenses	1.47%

Less Fee Waiver/Reimbursement	0.60% (5)

Net Annual Portfolio Operating Expenses	0.87% (6)

(1)	Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.85%; Distribution and/or Service (12b-1) Fee: 0.25%; Other Expenses: 0.09%; Total Annual Portfolio Operating Expenses: 1.19%; Net Annual Portfolio Operating Expenses: 0.61%.

(2)	Effective December 31, 2008, Capital Research, the Master Fund’s investment adviser, terminated the waiver of a portion of its management fee. Management Fees and Total Annual Portfolio Operating Expenses do not reflect this waiver.

(3)	Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: None; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.28%.

(4)	Pursuant to an agreement among Capital Research, the Distributor, SAAL, FSA and AFD, SAAL and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by SAAL or FSA through investment by the Portfolio in the Master Fund.

(5)	SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

SunAmerica Series Trust

American Funds Growth-Income SAST Portfolio (continued)

(6)	SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio’s expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and maintain the foregoing voluntary expense limitations.

Example(1)

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of the Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years

Class 3 shares*	$89	$278	$482	$1,073

(1)	The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

SunAmerica Series Trust

American Funds Asset Allocation SAST Portfolio

Investment Goal and Principal Strategies

The Portfolio’s investment goal is high total return (including income and capital gains) consistent with the preservation of capital over the long term. The Portfolio attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Asset Allocation Fund (the “Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term fixed income securities, mortgage-backed and other pass-through securities and money market instruments (fixed income securities maturing in one year or less), the combination of which will be varied from time to time in response to changing market and economic trends.

The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States which are not included in S&P 500 Index, and up to 5% of its assets in fixed income securities of non-U.S. issuers. In addition, the Master Asset Allocation Fund may invest up to 25% of its fixed income assets in lower quality fixed income securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by S&P or unrated but determined to be of equivalent quality (commonly referred to as “junk bonds”)).

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, fixed income securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund’s investment adviser expects (but is not required) to maintain a flexible investment mix falling within the following ranges: 40% – 80% in equity securities; 20% – 50% in fixed income securities; and 0% – 40% in money market instruments. As of December 31, 2008 the Master Asset Allocation Fund was approximately 64% invested in equity securities, 26% invested in fixed income securities and 10% invested in money market instruments. The proportion of equity, fixed income and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund is designed for investors seeking above-average total return.

Investment of the Portfolio’s assets in the Master Asset Allocation Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Asset Allocation Fund.

Principal Risks of Investing in the Portfolio

The following section describes the principal risks of the Portfolio, while the section entitled “Portfolio Details – Additional Information about Investments, Investment Techniques and Risks” describes various additional risks.

Risks of Investing in Equity Securities
The Portfolio invests primarily (through its investment in the Master Asset Allocation Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions – for example, “value” stocks may perform well in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Asset Allocation Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks
Growth stocks are historically volatile, which will affect the Master Asset Allocation Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risks of Investing in Bonds
The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Master Asset Allocation Fund is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Master Asset Allocation Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Interest Rate Fluctuation Risk
The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the

SunAmerica Series Trust

American Funds Asset Allocation SAST Portfolio (continued)

value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Credit Quality Risk
The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue lower-rated securities (“junk bonds”). In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Risks of Investing in Junk Bonds
Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Master Asset Allocation Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Master Asset Allocation Fund to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing Internationally
The Master Asset Allocation Fund may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Prepayment Risk
Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Master Asset Allocation Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Master Asset Allocation Fund may exhibit price characteristics of longer-term debt securities.

Master-Feeder Structure
Other “feeder” funds may also invest in the Master Asset Allocation Fund. As shareholders of the Master Asset Allocation Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Asset Allocation Fund. Feeder funds with a greater pro rata ownership in the Master Asset Allocation Fund could have effective voting control operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Portfolio.

Additional Principal Risks
Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Asset Allocation Fund’s prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Asset Allocation Fund also are available free of charge upon request.

Performance

The performance in the bar chart and table on the next page provide some indication of the risks of investing in the Portfolio. Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future. The bar chart reflects the performance of Class 3 shares of the Portfolio. The table shows the average annual total returns of Class 3 shares of the Portfolio for certain time periods compared to the returns of comparable broad-based securities indices. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

SunAmerica Series Trust

American Funds Asset Allocation SAST Portfolio (continued)

Annual Total Returns – Class 3 Shares
(Year Ended December 31)

Best Quarter:  6.06% – 2nd Qtr. of 2007

Worst Quarter:  –16.41% – 4th Qtr. of 2008

Average Annual Total Returns
as of December 31, 2008:

		Since
	1 Year	Inception(1)

Class 3 shares	–29.85%	–9.78%
S&P 500 Index(2)	–37.00%	–12.75%
Barclays Capital U.S. Aggregate Bond Index(3)	5.24%	6.16%

(1)	Inception of Class 3 is September 1, 2006.

(2)	The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

(3)	The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding Class 3 shares of the Portfolio. The table reflects the aggregate expenses of both the Master Fund and the Portfolio. The Portfolio’s annual operating expenses do not reflect the Separate Account fees charged in the variable insurance contracts in which the Portfolios are offered. Please see your variable insurance contract prospectus for more details on the Separate Account fees.

Master-Feeder
Total
Expenses(1),(2),(3),(4)
Class 3

Management Fees	1.16% (5)

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.22%

Total Annual Portfolio Operating Expenses	1.63%

Less Fee Waiver/Reimbursement	0.60% (5)

Net Annual Portfolio Operating Expenses	1.03% (6)

(1)	Fees and expenses at the Portfolio level for its Class 3 shares are as follows: Management Fee: 0.85%; Distribution and/or Service (12b-1) Fee: 0.25%; Other Expenses: 0.21%; Total Annual Portfolio Operating Expenses: 1.31%; Net Annual Portfolio Operating Expenses: 0.70%.

(2)	Effective December 31, 2008, Capital Research, the Master Fund’s investment adviser, terminated the waiver of a portion of its management fee. Management Fees and Total Annual Portfolio Operating Expenses do not reflect this waiver.

(3)	Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: None; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.32%.

(4)	Pursuant to an agreement among Capital Research, the Distributor, SAAL, FSA and AFD, SAAL and FSA, and not the Portfolio, will pay to AFD a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by SAAL or FSA through investment by the Portfolio in the Master Fund.

(5)	SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolio is part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

(6)	SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio does not exceed 0.70% of the Portfolio’s expenses. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because this waiver is voluntary, it is not reflected as a reduction of the Total Annual Portfolio Operating Expenses listed above. The voluntary waivers and/or reimbursements are subject to recoupment by SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and maintain the foregoing voluntary expense limitations.

SunAmerica Series Trust

American Funds Asset Allocation SAST Portfolio (continued)

Example(1)

This Example shows what you could pay in expenses over time. You can also use this Example to compare the cost of this Portfolio with other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Portfolio’s operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years

Class 3 shares*	$105	$328	$569	$1,259

(1)	The Example reflects the aggregate expenses of both the Master Fund and the Portfolio.

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by SAAMCo. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

SunAmerica Series Trust

Portfolio Details

Additional Information about
Investments, Investment Techniques
and Risks

The Master Funds may use other investments and techniques in an effort to increase returns, protect assets or diversify investments. The Statement of Additional Information (“SAI”) for the Portfolios contains additional information about the Master Funds’ other investment techniques. For information on how to obtain an SAI, see the back cover. When you request a copy of the Portfolios’ SAI, you will also receive a copy of the Master Funds’ SAI free of charge.

Active Trading (All four Master Funds) – A strategy used whereby a Master Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne indirectly pro rata by a Portfolio. In addition, because a Master Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. Under certain market conditions, the investment policies of the Master Asset Allocation Fund may result in higher portfolio turnover than those of the other Master Funds, although no Master Fund’s annual portfolio turnover is expected to exceed 100%.

Currency Volatility (All four Master Funds) – The value of a Master Fund’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Master Fund’s non-U.S. dollar denominated securities.

Defensive Investments (All four Master Funds) – Each Master Fund will also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a Master Fund may hold all, or a significant portion, of its assets in cash or money market instruments. When a Master Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Master Fund may not achieve its investment goal.

Depositary Receipts (All four Master Funds) – The Master Funds invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Equity Securities (All four Master Funds) – Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

–	Convertible Securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

–	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

–	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities (All four Master Funds) – Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

–	Agency Discount Notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

SunAmerica Series Trust

–	Corporate Debt Instruments (Bonds, Notes and Debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

–	An Investment Grade Fixed Income Security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by Capital Research). The two best-known debt rating agencies are S&P and Moody’s. “Investment Grade” refers to any security rated “BBB” or above by S&P or “Baa” or above by Moody’s.

–	A Junk Bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

–	Pass-Through Securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced (TBA) mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

–	Preferred Stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

–	U.S. Government Securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

–	Zero-Coupon Bonds. Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Emerging Market Countries Risk (All Master Funds except the Master Global Growth Fund in which this is a principal risk) – The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Foreign Exposure (All four Master Funds) – Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.

Forward Currency Contract Risk (All four Master Funds) – Each of the Master Growth Fund, Master Global Growth Fund and Master Asset Allocation Fund can enter into forward currency contracts to protect against changes in currency exchange rates. Master Growth-Income Fund does not currently intend to engage in any such transactions other than purchasing and selling foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the Master Funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Master Funds will not generally attempt to protect against all potential changes in exchange rates. The Master Funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission (“SEC”). To the extent a forward currency contract is used to hedge another position in a Master Fund, the Master Fund will be exposed to the risks associated with hedging. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Illiquid/Restricted Securities (All four Master Funds) – These securities are subject to legal or contractual restrictions

SunAmerica Series Trust

that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

Illiquidity Risk (All four Master Funds) – There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

Large Cap Companies Risk (All four Master Funds) – Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Master Fund’s value may not rise as much as the value of portfolios that emphasize smaller cap companies.

Market Volatility (All four Master Funds) – The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Master Fund’s portfolio. Individual stocks are affected by many factors, including:

•	corporate earnings,

•	production,

•	management,

•	sales, and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Repurchase Agreements (All four Master Funds) – The Master Funds may enter into repurchase agreements under which the Master Funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. If the seller under the repurchase agreement defaults, a Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by a Master Fund may be delayed or limited.

Securities Selection Risk (All four Master Funds) – A strategy used by a Master Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Short-Term Investments (All four Master Funds) – Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Master Fund with sufficient liquidity to meet redemptions and cover expenses.

Small (Master Growth Fund, Master Growth-Income Fund and Master Asset Allocation Fund) And Medium Sized (All four Master Funds) Companies Risk – Each of the Master Growth Fund, Master Growth-Income Fund and Master Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). Capital Research believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies. In addition, small and medium sized companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds’ non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

Unseasoned Companies (All four Master Funds) – Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

SunAmerica Series Trust

Selective Disclosure of Portfolio Holdings

The Portfolios
A description of the Portfolios’ policies and procedures regarding the release of portfolio holdings information is available in the Portfolios’ SAI. However, under the master-feeder structure, each Portfolio’s sole or primary portfolio holding is shares in the corresponding Master Fund (each Portfolio may also hold cash or cash equivalents).

The Master Funds
A description of the Master Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Master Funds’ SAI.

SunAmerica Series Trust

Management

Investment Adviser to the Master Funds

Capital Research and Management Company (“Capital Research”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds, including those in The American Funds Group. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, California 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. Capital Research manages the investment fund and business affairs of the Master Funds.

The Master Funds rely on the professional judgment of their investment adviser, Capital Research, to make decisions about the Master Funds’ portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. Capital Research believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.

The annual management fee for the year ended December 31, 2008, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Management
Fund	Fee

Master Growth Fund	0.32%
Master Global Growth Fund	0.53%
Master Growth-Income Fund	0.27%
Master Asset Allocation Fund	0.31%

A discussion regarding the basis for the Master Fund Board of Trustees’ approval of the investment advisory agreement for the Master Growth Fund, Master Global Growth Fund, the Master Asset Allocation Fund, and the Master Growth-Income Fund is available in the Master Funds’ annual report to shareholders for the fiscal year ended December 31, 2008.

Investment Manager to the Portfolios

Because each Portfolio invests all of its assets in a Master Fund, investment advisory services are currently provided at the Master Fund level by Capital Research. Pursuant to its investment advisory and management agreement with the Trust, SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, will provide those services for the Portfolios that are normally provided by a fund’s investment adviser with the exception of portfolio management.

SAAMCo will provide master-feeder operational support services to each of the Portfolios under its investment advisory and management agreement with the Trust so long as the Portfolios are part of a master-feeder fund structure. Such services will include, but are not limited to, monitoring the ongoing investment performance of the Master Funds, monitoring the Portfolios’ other service providers, facilitating the distribution of Master Fund shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Portfolios with respect to their investment in the corresponding Master Funds.

Under the Trust’s investment advisory and management agreement with SAAMCo, if a Portfolio ceased to operate as part of a master-feeder fund structure SAAMCo, upon the approval of the Board, would provide the Portfolio with investment advisory services, including portfolio management, either directly or with a subadviser. For these services, SAAMCo would be entitled to receive a fee of 0.85% of each Portfolio’s (0.95% for Global Growth Portfolio) average daily net assets, accrued daily and paid monthly. Currently, SAAMCo is waiving 0.60% (0.70% for Global Growth Portfolio) of this advisory fee for each Portfolio because it is not providing portfolio management services to the Portfolios.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Portfolios is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2008.

SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $34.9 billion as of December 31, 2008.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with subadvisers approved by the Board without obtaining shareholder approval. Thus, in the event that a Portfolio is no longer part of a master-feeder structure, the exemptive order permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ subadvisers for the Portfolios, change the terms of particular agreements with subadvisers or continue the employment of existing subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. You will be notified of any subadviser hirings or changes. Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Portfolio Management of the Master Funds

Capital Research uses a system of multiple fund counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments, which are managed by individual counselors. Counselors decide how

SunAmerica Series Trust

their respective segments will be invested. In addition, Capital Research investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to the limits provided by a Master Fund’s goals and policies and the oversight of Capital Research’s investment committee. Capital Research manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.

The Master Fund counselors primarily responsible for the day-to-day management of the Master Funds’ portfolios are listed below:

Master Growth Fund Team Members

Donnalisa Barnum is a Senior Vice President of Capital World Investors. Ms. Barnum has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Ms. Barnum has been an equity portfolio counselor for the Master Growth Fund for the past 6 years.

Gregg E. Ireland is a Senior Vice President of Capital World Investors. Mr. Ireland has been employed with Capital Research or its affiliates for the past 37 years. Mr. Ireland has been an equity portfolio counselor for the Master Growth Fund for the past 3 years.

Gregory D. Johnson is a Senior Vice President of Capital World Investors. Mr. Johnson has been employed in the investment management area of Capital Research or its affiliates for the past 15 years. Mr. Johnson has been an equity portfolio counselor for the Master Growth Fund for the past 2 years.

Michael T. Kerr is a Senior Vice President of Capital World Investors. Mr. Kerr has been employed with Capital Research or its affiliates for 23 years. Mr. Kerr has been an equity portfolio counselor for the Master Growth Fund for the past 4 years.

Ronald B. Morrow is a Senior Vice President of Capital World Investors. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past 11 years. Mr. Morrow has been an equity portfolio counselor for the Master Growth Fund for the past 6 years.

Master Global Growth Fund Team Members

Robert W. Lovelace is a Senior Vice President of Capital World Investors. Mr. Lovelace has been employed with Capital Research or its affiliates for the last 24 years. Mr. Lovelace has been an equity portfolio counselor for the Master Global Growth Fund since the inception of the Fund (12 years).

Nicholas J. Grace is a Senior Vice President of Capital World Investors. Mr. Grace has been employed with Capital Research or its affiliates for 15 years. Mr. Grace has been an equity portfolio counselor for the Master Global Growth Fund for the past 7 years.

Steven T. Watson is a Senior Vice President of Capital World Investors. Mr. Watson has been employed with Capital Research or its affiliates for 19 years. Mr. Watson has been an equity portfolio counselor for the Master Global Growth Fund for the past 7 years.

Paul A. White is a Senior Vice President of Capital World Investors. Mr. White has been employed with Capital Research or its affiliates for 10 years. Mr. White has been an equity portfolio counselor for the Master Global Growth Fund for the past 5 years.

Master Growth-Income Fund Team Members

James K. Dunton is a Senior Vice President of Capital Research Global Investors. Mr. Dunton has been employed with Capital Research or its affiliates for the past 47 years. Mr. Dunton has been an equity portfolio counselor for the Master Growth-Income Fund since its inception (25 years).

J. Blair Frank is a Senior Vice President of Capital Research Global Investors. Mr. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 15 years. Mr. Frank has been an equity portfolio counselor for the Master Growth-Income Fund for the past 3 years.

Claudia P. Huntington is a Senior Vice President of Capital Research Global Investors. Ms. Huntington has been employed with Capital Research or its affiliates for the past 34 years. Ms. Huntington has been an equity portfolio counselor for the Master Growth-Income Fund for 16 years.

Donald D. O’Neal is a Senior Vice President of Capital Research Global Investors. Mr. O’Neal has been employed with Capital Research or its affiliates for the past 24 years. Mr. O’Neal has been an equity portfolio counselor for the Master Growth-Income Fund for 4 years.

C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors. Mr. Sappenfield has been employed with Capital Research or its affiliates for the past 17 years. Mr. Sappenfield has been an equity portfolio counselor for the Master Growth-Income Fund for 10 years.

Dylan J. Yolles is a Senior Vice President of Capital World Investors. Mr. Yolles has been employed with Capital Research or its affiliates for 9 years. Mr. Yolles has been an equity portfolio counselor for the Master Asset Allocation Fund for the past three years.

Master Asset Allocation Fund Team Members

Alan N. Berro is a Senior Vice President of Capital World Investors. Mr. Berro has been employed with Capital Research or its affiliates for 18 years. Mr. Berro has been an

SunAmerica Series Trust

equity portfolio counselor for the Master Asset Allocation Fund for the past 9 years.

Jeffrey T. Lager is a Senior Vice President of Capital World Investors. Mr. Lager has been employed in the investment management area of Capital Research or its affiliates for the past 13 years. Mr. Lager has been an equity portfolio counselor for the Master Asset Allocation Fund for the past 2 years.

Susan M. Tolson is a Senior Vice President of Capital Research. Ms. Tolson has been employed with Capital Research or its affiliates for 19 years. Ms. Tolson has been a fixed-income portfolio counselor for the Master Asset Allocation Fund for the past 9 years.

James R. Mulally is a Senior Vice President of Capital Research. Mr. Mulally has been employed with Capital Research or its affiliates for 29 years. Mr. Mulally has been an equity portfolio counselor for the Master Asset Allocation Fund for 3 years.

Eugene P. Stein is a Senior Vice President of Capital World Investors. Mr. Stein has been employed with Capital Research or its affiliates for 37 years. Mr. Stein has been an equity portfolio counselor for the Master Asset Allocation Fund for the past year.

With respect to the individuals listed, the Portfolios’ SAI provides additional information about compensation, other accounts managed and ownership of securities in the Master Funds.

SunAmerica Series Trust

Account Information

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable insurance contracts offered by life insurance companies affiliated with SAAMCo. All shares of the Trust are owned by Separate Accounts of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a variable insurance contract from one of the life insurance companies. Class 3 shares of each Portfolio, which are issued only in connection with certain variable insurance contracts, are offered through this Prospectus.

Service (12b-1) Plan

Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolio’s Class 3 shares. Because these fees are paid out of each Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Portfolios invest.

SunAmerica Series Trust

Transaction Policies

Valuation of Shares

The net asset value per share (“NAV”) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of each Portfolio by the number of such Portfolio’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.

Fair Valuation

The NAV of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

The Master Funds

Each Master Fund calculates its NAV at the close of trading on each business day. Assets are valued primarily on the basis of market quotations. However, the Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research, materially affect the value of the securities in the Master Funds’ portfolios that principally trade in those international markets, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the Master Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Master Funds do not price their shares, the value of securities held in those Master Funds may change on days when you will not be able to purchase or redeem your Portfolio shares.

Buying and Selling Shares

The Portfolios

Buy and sell prices
The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

Execution of requests
The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

The Master Funds

Buy and sell prices
Shares of the Master Funds are currently offered only to insurance company Separate Accounts and feeder funds that themselves are offered only to insurance company Separate Accounts. All such shares may be purchased or redeemed by the Separate Accounts or feeder funds without any sales or redemption charges at net asset value. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the Separate Accounts/feeder funds.

Restrictions on Sales
All Master Funds shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through variable insurance contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers of redemptions should not acquire variable insurance contracts that relate to shares of the Portfolios. The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interests of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum

SunAmerica Series Trust

investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Each Master Fund may invest in foreign securities and the Master Asset Allocation Fund may invest significantly in high-yield fixed income securities (“junk bonds”); to the extent a Master Fund invests in foreign securities or junk bonds, its corresponding Portfolio may be particularly vulnerable to market timing. Market timing in Portfolios whose corresponding Master Fund invests significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Master Fund’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in the Asset Allocation Portfolio may occur if market prices are not readily available for a Master Fund’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Master Fund.

Shares of the Portfolios are held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the insurance company Separate Account to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. The Trust has entered into agreements with the insurance company Separate Accounts that require the insurance company Separate Accounts to provide certain information to identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the insurance company Separate Accounts may differ from those imposed by the Trust. Please review your variable insurance contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company Separate Account may impose with respect to trades made through a variable insurance contract.

Please refer to the documents pertaining to your variable insurance contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

The Master Funds

The Portfolios also may be affected if there is frequent trading of Master Fund shares by other shareholders of a Master Fund. Frequent trading of a Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, resulting in dilution of the value of the shares held by long-term shareholders, such as the Portfolios.

The Master Funds and AFD, the Master Funds’ distributor, reserve the right to reject any purchase order for any reason. The Master Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that a Master Fund or AFD has determined could involve actual or potential harm to any Master Fund may be rejected. Frequent trading of a Master Fund’s shares may lead to increased costs to that Master Fund and less efficient management of the Master Fund’s portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

Information about the Portfolios’ Distributor

SunAmerica Capital Services, Inc., the Portfolios’ distributor, distributes each Portfolio’s shares and incurs the expenses of distributing the Portfolios’ shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

Payments in Connection with Distribution

Pursuant to an agreement among Capital Research, the Distributor, SAAL, FSA and AFD, SAAL and FSA, and not the respective Portfolio, will pay to AFD a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments made under variable insurance contracts issued or administered by SAAL or FSA through investment by the Portfolios in the Master Funds. SAAMCO makes payments to SAAL and FSA pursuant to a profit sharing agreement between SAAMCO and such companies.

SunAmerica Series Trust

Dividend Policies and Taxes

The Portfolios

Distributions
Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

Distribution Reinvestment
The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

Taxability of a Portfolio
Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

Taxability of Contract Owners
Generally, the owners of variable insurance contracts are not taxed currently on income or gain realized by such contracts. However, some distributions from variable insurance contracts may be taxable. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a penalty tax of 10%.

In order for the holders of a variable insurance contract to receive this favorable tax treatment, the Separate Accounts underlying such contracts must meet certain diversification requirements, as must the underlying funds in which they invest. If a Portfolio, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the holders of the contracts and income from prior periods relating to such contracts could also be taxable.

The Master Funds
Each Master Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a Master Fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the Master Fund itself is relieved of federal income tax.

It is the Master Funds’ policy to distribute to the shareholders (the insurance company Separate Accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the Separate Accounts.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

Financial Highlights

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios’ financial performance since commencement of operations. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Portfolios’ financial information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

			Net Gain										Ratio of
			(Loss) on										Net
			Investments			Dividend		Net		Net			Investment
	Net Asset	Net	(Both		Dividends	from Net		Asset		Assets,	Ratio of		Income
	Value,	Investment	Realized	Total from	from Net	Realized		Value,		End of	Expenses to		(Loss) to
	Beginning	Income	and	Investment	Investment	Gain on	Total	End of	Total	Period	Average Net		Average Net		Portfolio
Period Ended	of Period	(Loss)*	Unrealized)	Operations	Income	Investments	Distributions	Period	Return**	(000’s)	Assets(1)(2)		Assets(1)(2)(3)		Turnover

	American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	(0.00)	11.93	11.93	86,673	0.70		1.34		0
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1

	American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.8)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0

	American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5

	American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the period, the investment adviser waived a portion of or all fees for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been as follows:

	12/31/06		12/31/07		12/31/08
		Net Investment		Net Investment		Net Investment
	Expenses†	Loss†	Expenses	Income (Loss)	Expenses	Income (Loss)

American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.19%	0.23%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.30	1.59
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.19	1.42
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.31	2.45

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

SunAmerica Series Trust

For More Information

The following documents contain more information about the Portfolios and are available free of charge upon request:

  Annual/Semi-Annual Reports for the Portfolios. Contain
   financial statements, performance data and information on
  portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affect a Portfolio’s performance for the most recently completed fiscal year.

  Statement of Additional Information (SAI) for the
  Portfolios. Contains additional information about the
  Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by
  reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299. When you request a copy of the Trust’s SAI, you will also receive, free of charge, a copy of the Master Funds SAI.

The Trust’s SAI and semi-annual and annual reports are not available online as the Trust does not have its own internet website.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (“SEC”), Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the SEC’s web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus and the Master Funds’ Prospectus. No one is authorized to provide you with any different information.

The Trust’s Investment Company Act File No:
  811-7238

The Master Funds’ Investment Company Act File No:
  811-3857